[LOGO]
[THE HARTFORD]

May 1, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:	Hartford Life Insurance Company Separate Account Seven (“Registrant”)
	File No. 333-176150	HPRM III
Huntington HPRM III
	File No. 333-176149	HPRM Select III
	File No. 333-176151	HPRM V-A III
	File No. 333-168990	HPRM Select II
	File No. 333-168988	HPRM V-A II
	File No. 333-136547	Hartford Leaders Foundation II
	File No. 333-159545	HPRM V-A I
	File No. 333-174678	HPRM O-Share

Hartford Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
	File No. 333-176152	HPRM III
	File No. 333-176153	HPRM V-A III
	File No. 333-168989	HPRM V-A Version II
	File No. 333-136548	Hartford Leaders Foundation II
	File No. 333-159547	HPRM V-A I
	File No. 333-174679	HPRM O-Share

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 23, 2012.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
Senior Legal Specialist